Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2024, 2023 and 2022:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100
Sequans Communications SAS	France	2023	100

Schedule of Average and Closing Exchange Rate for the U.S. Dollar
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2022
Average rate	1.0539	1.2372	0.7255	0.2980
Closing rate	1.0666	1.2026	0.7459	0.2840
December 31, 2023
Average rate	1.0816	1.2435	0.7447	0.2716
Closing rate	1.1050	1.2714	0.7573	0.2763
December 31, 2024
Average rate	1.0821	1.2794	0.7485	0.2703
Closing rate	1.0389	1.2529	0.7335	0.2742

Schedule of Useful Lives Most Commonly Used	The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years